JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. *	8,834	4,271,946
Boeing Co. (The) *	92,257	21,562,306
GE Aerospace	125,601	38,533,131
General Dynamics Corp.	28,800	10,111,392
HEICO Corp.	5,005	1,656,204
HEICO Corp., Class A	9,107	2,318,551
Howmet Aerospace, Inc.	46,032	9,578,339
L3Harris Technologies, Inc.	22,101	7,577,328
Lockheed Martin Corp.	23,586	14,958,713
Northrop Grumman Corp.	16,347	11,316,374
Rocket Lab Corp. *	49,689	3,978,598
RTX Corp.	158,851	31,917,931
Textron, Inc.	21,397	1,884,220
TransDigm Group, Inc.	6,377	9,103,423
		168,768,456
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	15,809	2,537,977
FedEx Corp.	26,180	8,436,505
United Parcel Service, Inc., Class B	87,713	9,316,875
		20,291,357
Automobile Components — 0.0% ^
Aptiv plc *	24,710	1,871,782
Automobiles — 2.2%
Ford Motor Co.	466,230	6,471,272
General Motors Co.	110,608	9,291,072
Tesla, Inc. *	331,963	142,880,195
		158,642,539
Banks — 3.6%
Bank of America Corp.	793,069	42,191,271
Citigroup, Inc.	212,152	24,548,108
Citizens Financial Group, Inc.	52,049	3,278,046
East West Bancorp, Inc.	16,458	1,883,454
Fifth Third Bancorp	106,718	5,359,378
First Citizens BancShares, Inc., Class A	1,222	2,529,015
Huntington Bancshares, Inc.	286,867	5,014,435
JPMorgan Chase & Co. (a)	326,029	99,729,011
KeyCorp	111,434	2,398,060
M&T Bank Corp.	18,448	4,087,523
PNC Financial Services Group, Inc. (The)	46,671	10,421,634
Regions Financial Corp.	101,454	2,891,439
Truist Financial Corp.	152,882	7,861,192
US Bancorp	184,441	10,348,984
Wells Fargo & Co.	372,583	33,715,036
		256,256,586
Beverages — 1.0%
Coca-Cola Co. (The)	463,764	34,694,185

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Constellation Brands, Inc., Class A	18,031	2,825,458
Keurig Dr Pepper, Inc.	144,202	3,956,903
Monster Beverage Corp. *	81,246	6,561,427
PepsiCo, Inc.	162,518	24,967,640
		73,005,613
Biotechnology — 1.8%
AbbVie, Inc.	209,559	46,733,752
Alnylam Pharmaceuticals, Inc. *	15,072	5,095,240
Amgen, Inc.	63,801	21,812,286
Biogen, Inc. *	16,798	3,021,792
Gilead Sciences, Inc.	147,905	20,995,115
Incyte Corp. *	19,166	1,917,942
Insmed, Inc. *	24,794	3,889,435
Regeneron Pharmaceuticals, Inc.	11,927	8,843,274
Vertex Pharmaceuticals, Inc. *	30,063	14,126,604
		126,435,440
Broadline Retail — 4.2%
Amazon.com, Inc. *	1,156,442	276,736,571
Coupang, Inc. (South Korea) *	159,833	3,222,233
eBay, Inc.	53,644	4,893,406
MercadoLibre, Inc. (Brazil) *	5,589	12,003,998
		296,856,208
Building Products — 0.4%
Allegion plc	10,186	1,684,663
Carrier Global Corp.	94,136	5,608,623
Johnson Controls International plc	72,554	8,652,790
Lennox International, Inc.	3,856	1,909,028
Masco Corp.	24,957	1,649,408
Trane Technologies plc	26,451	11,124,762
		30,629,274
Capital Markets — 3.4%
Ameriprise Financial, Inc.	11,033	5,816,487
Ares Management Corp., Class A	23,954	3,585,195
Bank of New York Mellon Corp. (The)	79,630	9,549,230
Blackrock, Inc.	16,468	18,426,704
Blackstone, Inc.	87,637	12,481,262
Carlyle Group, Inc. (The)	25,403	1,493,188
Charles Schwab Corp. (The)	200,969	20,884,699
CME Group, Inc.	42,661	12,331,589
Coinbase Global, Inc., Class A *	26,757	5,210,658
Goldman Sachs Group, Inc. (The)	35,586	33,287,500
Interactive Brokers Group, Inc., Class A	52,534	3,933,746
Intercontinental Exchange, Inc.	67,889	11,797,750
KKR & Co., Inc.	78,948	9,020,598
LPL Financial Holdings, Inc.	9,472	3,452,544
Moody's Corp.	18,406	9,489,397

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Morgan Stanley	146,476	26,775,813
MSCI, Inc.	8,647	5,267,925
Nasdaq, Inc.	44,199	4,282,441
Northern Trust Corp.	22,546	3,369,049
Raymond James Financial, Inc.	20,282	3,363,973
Robinhood Markets, Inc., Class A *	88,476	8,801,592
S&P Global, Inc.	35,964	18,981,440
State Street Corp.	33,084	4,329,372
T. Rowe Price Group, Inc.	26,244	2,773,466
		238,705,618
Chemicals — 1.0%
Air Products and Chemicals, Inc.	26,367	7,185,007
Corteva, Inc.	81,275	5,916,820
Dow, Inc.	82,950	2,285,273
DuPont de Nemours, Inc.	49,334	2,166,749
Ecolab, Inc.	30,131	8,496,641
International Flavors & Fragrances, Inc.	30,321	2,116,709
Linde plc	55,827	25,511,264
LyondellBasell Industries NV, Class A	30,619	1,500,331
PPG Industries, Inc.	26,947	3,115,882
Sherwin-Williams Co. (The)	27,316	9,687,346
		67,982,022
Commercial Services & Supplies — 0.4%
Cintas Corp.	41,092	7,864,598
Copart, Inc. *	99,750	4,047,855
Republic Services, Inc., Class A	24,115	5,186,895
Rollins, Inc.	34,910	2,211,199
Veralto Corp.	28,067	2,778,072
Waste Management, Inc.	43,585	9,686,331
		31,774,950
Communications Equipment — 0.9%
Arista Networks, Inc. *	121,936	17,283,209
Cisco Systems, Inc.	470,043	36,813,768
F5, Inc. *	6,833	1,883,243
Motorola Solutions, Inc.	19,812	7,975,122
		63,955,342
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	4,196	4,792,252
EMCOR Group, Inc.	5,298	3,818,427
Quanta Services, Inc.	17,468	8,290,837
		16,901,516
Construction Materials — 0.3%
CRH plc	79,813	9,769,909

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — continued
Martin Marietta Materials, Inc.	7,170	4,674,481
Vulcan Materials Co.	15,751	4,733,806
		19,178,196
Consumer Finance — 0.6%
American Express Co.	64,087	22,569,519
Capital One Financial Corp.	75,757	16,585,480
SoFi Technologies, Inc. *	147,179	3,357,153
Synchrony Financial	42,681	3,099,921
		45,612,073
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	52,674	49,526,728
Dollar General Corp.	25,990	3,727,746
Dollar Tree, Inc. *	23,455	2,758,073
Kroger Co. (The)	72,875	4,580,194
Sysco Corp.	56,579	4,744,149
Target Corp.	53,860	5,680,614
Walmart, Inc.	510,541	60,825,855
		131,843,359
Containers & Packaging — 0.2%
Amcor plc	53,970	2,388,173
Avery Dennison Corp.	9,316	1,728,211
International Paper Co.	61,567	2,482,381
Packaging Corp. of America	10,559	2,349,906
Smurfit WestRock plc	61,167	2,546,382
		11,495,053
Distributors — 0.0% ^
Genuine Parts Co.	16,434	2,284,162
Diversified REITs — 0.0% ^
WP Carey, Inc.	25,785	1,798,504
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	848,697	22,244,349
Comcast Corp., Class A	431,399	12,834,120
Verizon Communications, Inc.	500,431	22,279,188
		57,357,657
Electric Utilities — 1.4%
Alliant Energy Corp.	30,280	1,995,755
American Electric Power Co., Inc.	61,155	7,324,840
Constellation Energy Corp.	37,022	10,391,335
Duke Energy Corp.	92,255	11,195,144
Edison International	45,416	2,828,508
Entergy Corp.	52,528	5,036,910
Evergy, Inc.	27,188	2,086,135
Eversource Energy	41,685	2,881,684
Exelon Corp.	119,815	5,365,316
FirstEnergy Corp.	61,122	2,893,515

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
NextEra Energy, Inc.	246,955	21,707,345
NRG Energy, Inc.	22,876	3,491,564
PG&E Corp.	259,835	4,006,656
PPL Corp.	83,703	3,034,234
Southern Co. (The)	130,587	11,662,725
Xcel Energy, Inc.	70,230	5,341,694
		101,243,360
Electrical Equipment — 1.1%
AMETEK, Inc.	27,339	6,123,389
Bloom Energy Corp., Class A *	25,897	3,920,029
Eaton Corp. plc	46,456	16,325,567
Emerson Electric Co.	66,880	9,828,685
GE Vernova, Inc.	32,373	23,514,776
Hubbell, Inc.	6,423	3,134,039
Rockwell Automation, Inc.	13,434	5,664,446
Vertiv Holdings Co., Class A	44,464	8,278,308
		76,789,239
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	144,765	20,857,741
CDW Corp.	15,646	1,977,498
Corning, Inc.	89,392	9,229,724
Flex Ltd. *	41,927	2,643,078
Keysight Technologies, Inc. *	20,391	4,411,185
TE Connectivity plc (Switzerland)	35,170	7,835,173
Teledyne Technologies, Inc. *	5,577	3,459,413
Zebra Technologies Corp., Class A *	6,049	1,421,394
		51,835,206
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	117,444	6,581,562
Halliburton Co.	101,569	3,404,593
SLB Ltd.	176,077	8,518,605
		18,504,760
Entertainment — 1.3%
Electronic Arts, Inc.	27,036	5,513,181
Liberty Media Corp-Liberty Formula One, Class A *	2,671	212,852
Liberty Media Corp-Liberty Formula One, Class C *	25,092	2,183,506
Live Nation Entertainment, Inc. *	16,999	2,472,505
Netflix, Inc. *	504,369	42,109,768
ROBLOX Corp., Class A *	74,443	4,895,372
Take-Two Interactive Software, Inc. *	20,178	4,445,213
Walt Disney Co. (The)	213,384	24,069,715
Warner Bros Discovery, Inc. *	268,956	7,407,048
		93,309,160
Financial Services — 3.6%
Apollo Global Management, Inc.	49,111	6,607,394

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Berkshire Hathaway, Inc., Class B *	218,353	104,925,167
Block, Inc. *	64,939	3,924,264
Corebridge Financial, Inc.	29,829	919,628
Corpay, Inc. *	7,979	2,510,433
Equitable Holdings, Inc.	34,189	1,586,370
Fidelity National Information Services, Inc.	62,242	3,438,870
Fiserv, Inc. *	64,056	4,082,289
Global Payments, Inc.	28,929	2,075,366
Mastercard, Inc., Class A	97,752	52,667,800
PayPal Holdings, Inc.	110,924	5,844,586
Visa, Inc., Class A	201,622	64,888,008
		253,470,175
Food Products — 0.4%
Archer-Daniels-Midland Co.	53,789	3,620,538
General Mills, Inc.	63,222	2,924,650
Hershey Co. (The)	17,484	3,405,009
Kraft Heinz Co. (The)	102,852	2,441,707
McCormick & Co., Inc. (Non-Voting)	29,709	1,836,907
Mondelez International, Inc., Class A	153,771	8,990,990
Tyson Foods, Inc., Class A	32,110	2,097,746
		25,317,547
Gas Utilities — 0.0% ^
Atmos Energy Corp.	18,776	3,123,200
Ground Transportation — 0.8%
CSX Corp.	221,263	8,354,891
JB Hunt Transport Services, Inc.	9,393	1,904,149
Norfolk Southern Corp.	26,863	7,823,580
Old Dominion Freight Line, Inc.	21,689	3,756,535
Uber Technologies, Inc. *	239,032	19,134,512
Union Pacific Corp.	70,333	16,535,288
		57,508,955
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	206,365	22,555,694
Becton Dickinson & Co.	34,085	6,935,616
Boston Scientific Corp. *	175,424	16,407,407
Cooper Cos., Inc. (The) *	23,508	1,913,081
Dexcom, Inc. *	46,300	3,381,752
Edwards Lifesciences Corp. *	69,447	5,650,208
GE HealthCare Technologies, Inc.	53,908	4,257,115
Hologic, Inc. *	26,439	1,981,074
IDEXX Laboratories, Inc. *	9,099	6,100,516
Insulet Corp. *	8,266	2,114,525
Intuitive Surgical, Inc. *	41,879	21,116,229
Medtronic plc	152,242	15,674,836
ResMed, Inc.	17,425	4,501,052
STERIS plc	11,283	2,962,916

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Stryker Corp.	42,908	15,857,080
Zimmer Biomet Holdings, Inc.	23,624	2,056,942
		133,466,043
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	28,262	6,072,938
Cencora, Inc.	21,724	7,803,695
Centene Corp. *	55,527	2,405,430
Cigna Group (The)	30,609	8,390,233
CVS Health Corp.	150,015	11,179,118
Elevance Health, Inc.	26,320	9,099,877
HCA Healthcare, Inc.	19,236	9,392,362
Humana, Inc.	14,246	2,780,819
Labcorp Holdings, Inc.	9,971	2,707,326
McKesson Corp.	14,657	12,183,045
Quest Diagnostics, Inc.	13,183	2,465,616
UnitedHealth Group, Inc.	107,541	30,856,739
		105,337,198
Health Care REITs — 0.3%
Ventas, Inc.	53,099	4,124,199
Welltower, Inc.	81,436	15,339,285
		19,463,484
Health Care Technology — 0.0% ^
Veeva Systems, Inc., Class A *	17,787	3,627,125
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	49,505	6,404,462
Booking Holdings, Inc.	3,820	19,107,029
Carnival Corp. *	128,244	3,849,885
Chipotle Mexican Grill, Inc., Class A *	155,856	6,058,123
Darden Restaurants, Inc.	13,894	2,769,769
Domino's Pizza, Inc.	3,748	1,537,917
DoorDash, Inc., Class A *	44,189	9,041,953
Expedia Group, Inc.	13,838	3,664,856
Flutter Entertainment plc *	19,667	3,248,005
Hilton Worldwide Holdings, Inc.	25,889	7,728,125
Las Vegas Sands Corp.	37,338	1,968,833
Marriott International, Inc., Class A	26,213	8,264,959
McDonald's Corp.	85,075	26,798,625
Royal Caribbean Cruises Ltd.	29,967	9,728,786
Starbucks Corp.	134,766	12,391,733
Yum! Brands, Inc.	33,260	5,171,930
		127,734,990
Household Durables — 0.2%
DR Horton, Inc.	31,688	4,716,442
Garmin Ltd.	19,174	3,866,245
Lennar Corp., Class A	25,301	2,766,664
Lennar Corp., Class B	1,125	113,918

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
NVR, Inc. *	300	2,290,719
PulteGroup, Inc.	23,075	2,886,452
		16,640,440
Household Products — 0.8%
Church & Dwight Co., Inc.	28,501	2,743,221
Clorox Co. (The)	14,691	1,656,998
Colgate-Palmolive Co.	96,168	8,683,009
Kimberly-Clark Corp.	39,468	3,946,405
Procter & Gamble Co. (The)	278,300	42,237,591
		59,267,224
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	40,067	6,344,609
Industrial Conglomerates — 0.4%
3M Co.	63,193	9,678,640
Honeywell International, Inc.	75,350	17,143,632
		26,822,272
Industrial REITs — 0.2%
Prologis, Inc.	109,654	14,316,426
Insurance — 1.7%
Aflac, Inc.	55,921	6,204,435
Allstate Corp. (The)	31,421	6,252,465
American International Group, Inc.	63,660	4,766,861
Aon plc, Class A	25,496	8,914,421
Arch Capital Group Ltd. *	44,132	4,238,437
Arthur J Gallagher & Co.	30,168	7,522,994
Brown & Brown, Inc.	33,184	2,392,566
Chubb Ltd.	43,435	13,445,739
Cincinnati Financial Corp.	18,375	2,956,354
Fidelity National Financial, Inc.	30,519	1,659,928
Hartford Insurance Group, Inc. (The)	33,529	4,528,427
Loews Corp.	20,647	2,179,704
Markel Group, Inc. *	1,400	2,856,896
Marsh & McLennan Cos., Inc.	58,505	11,010,056
MetLife, Inc.	65,635	5,177,289
Principal Financial Group, Inc.	26,552	2,515,005
Progressive Corp. (The)	69,371	14,429,168
Prudential Financial, Inc.	41,470	4,607,732
Travelers Cos., Inc. (The)	26,647	7,581,338
Willis Towers Watson plc	10,921	3,467,090
WR Berkley Corp.	34,005	2,332,063
		119,038,968
Interactive Media & Services — 8.8%
Alphabet, Inc., Class A	690,430	233,365,340
Alphabet, Inc., Class C	600,660	203,341,430

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Meta Platforms, Inc., Class A	257,688	184,633,452
Pinterest, Inc., Class A *	70,455	1,559,169
		622,899,391
IT Services — 1.2%
Accenture plc, Class A	73,863	19,473,241
Cloudflare, Inc., Class A *	36,731	6,514,243
Cognizant Technology Solutions Corp., Class A	57,272	4,699,740
CoreWeave, Inc., Class A *	29,776	2,774,825
Gartner, Inc. *	8,991	1,884,604
GoDaddy, Inc., Class A *	15,990	1,607,315
International Business Machines Corp.	110,561	33,909,059
MongoDB, Inc., Class A *	9,309	3,456,711
Okta, Inc. *	19,554	1,651,922
Snowflake, Inc., Class A *	39,186	7,551,142
Twilio, Inc., Class A *	17,303	2,084,319
VeriSign, Inc.	9,446	2,306,997
		87,914,118
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	33,797	4,523,728
Danaher Corp.	76,455	16,735,235
Illumina, Inc. *	18,286	2,647,996
IQVIA Holdings, Inc. *	20,019	4,607,373
Mettler-Toledo International, Inc. *	2,465	3,385,037
Thermo Fisher Scientific, Inc.	44,788	25,914,785
Waters Corp. *	7,010	2,598,747
West Pharmaceutical Services, Inc.	8,502	1,964,982
		62,377,883
Machinery — 1.7%
Caterpillar, Inc.	55,823	36,695,807
Cummins, Inc.	16,300	9,434,766
Deere & Co.	29,606	15,631,968
Dover Corp.	16,280	3,280,257
Fortive Corp.	37,657	1,988,666
Illinois Tool Works, Inc.	34,322	8,966,966
Ingersoll Rand, Inc.	46,798	4,028,840
Otis Worldwide Corp.	46,839	4,000,987
PACCAR, Inc.	61,052	7,503,901
Parker-Hannifin Corp.	14,398	13,474,224
Pentair plc	19,504	2,055,137
Snap-on, Inc.	6,023	2,205,081
Westinghouse Air Brake Technologies Corp.	20,270	4,664,938
Xylem, Inc.	28,581	3,940,462
		117,872,000
Media — 0.2%
Charter Communications, Inc., Class A * (b)	10,685	2,202,392
Fox Corp., Class A	23,844	1,735,366

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Fox Corp., Class B	15,809	1,036,596
News Corp., Class A	44,707	1,208,430
News Corp., Class B (b)	12,267	381,504
Omnicom Group, Inc.	38,300	2,950,632
Trade Desk, Inc. (The), Class A *	52,671	1,597,512
		11,112,432
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	170,455	10,266,505
Newmont Corp.	130,230	14,631,340
Nucor Corp.	27,437	4,876,104
Southern Copper Corp. (Mexico)	10,767	2,049,175
Steel Dynamics, Inc.	16,446	2,953,208
		34,776,332
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	80,907	1,861,670
Multi-Utilities — 0.6%
Ameren Corp.	31,899	3,294,529
CenterPoint Energy, Inc.	77,209	3,064,425
CMS Energy Corp.	35,272	2,521,595
Consolidated Edison, Inc.	42,736	4,556,940
Dominion Energy, Inc.	101,162	6,086,917
DTE Energy Co.	24,433	3,283,307
NiSource, Inc.	55,077	2,439,360
Public Service Enterprise Group, Inc.	59,094	4,866,982
Sempra	77,381	6,732,921
WEC Energy Group, Inc.	37,274	4,125,114
		40,972,090
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	25,476	5,388,684
Chevron Corp.	221,321	39,151,685
ConocoPhillips	146,544	15,274,281
Coterra Energy, Inc.	89,663	2,586,778
Devon Energy Corp.	72,481	2,914,461
Diamondback Energy, Inc.	22,509	3,690,351
EOG Resources, Inc.	64,664	7,250,774
EQT Corp.	73,452	4,240,384
Expand Energy Corp.	26,998	3,034,845
Exxon Mobil Corp.	500,029	70,704,101
Kinder Morgan, Inc.	233,237	7,111,396
Marathon Petroleum Corp.	34,283	6,040,322
Occidental Petroleum Corp.	77,469	3,516,318
ONEOK, Inc.	73,697	5,836,065
Phillips 66	48,058	6,899,206
Targa Resources Corp.	25,647	5,154,534
Texas Pacific Land Corp.	6,759	2,354,565

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	36,110	6,551,437
Williams Cos., Inc. (The)	144,184	9,697,816
		207,398,003
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	77,277	5,091,781
Southwest Airlines Co.	54,328	2,581,667
United Airlines Holdings, Inc. *	38,775	3,967,458
		11,640,906
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	28,812	3,321,447
Kenvue, Inc.	205,715	3,579,441
		6,900,888
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	241,510	13,295,126
Eli Lilly & Co.	94,821	98,343,600
Johnson & Johnson	285,736	64,933,506
Merck & Co., Inc.	294,618	32,487,527
Pfizer, Inc.	672,607	17,783,729
Royalty Pharma plc, Class A	41,437	1,727,094
Zoetis, Inc.	52,933	6,607,097
		235,177,679
Professional Services — 0.5%
Automatic Data Processing, Inc.	48,048	11,859,207
Broadridge Financial Solutions, Inc.	13,897	2,739,238
Equifax, Inc.	14,610	2,942,454
Jacobs Solutions, Inc.	14,546	1,967,492
Leidos Holdings, Inc.	14,401	2,711,420
Paychex, Inc.	38,377	3,957,820
SS&C Technologies Holdings, Inc.	25,536	2,091,143
TransUnion	22,873	1,807,425
Verisk Analytics, Inc., Class A	16,690	3,629,407
		33,705,606
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	35,278	6,008,902
CoStar Group, Inc. *	47,231	2,904,706
Zillow Group, Inc., Class A *	5,919	368,399
Zillow Group, Inc., Class C *	19,795	1,247,679
		10,529,686
Residential REITs — 0.2%
AvalonBay Communities, Inc.	16,219	2,881,630
Equity Residential	40,689	2,535,738
Essex Property Trust, Inc.	7,255	1,827,317
Invitation Homes, Inc.	65,980	1,763,645

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Mid-America Apartment Communities, Inc.	13,757	1,847,565
Sun Communities, Inc.	13,072	1,665,765
		12,521,660
Retail REITs — 0.2%
Kimco Realty Corp.	80,463	1,696,160
Realty Income Corp.	105,704	6,464,856
Simon Property Group, Inc.	38,538	7,372,705
		15,533,721
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc. *	192,243	45,509,685
Analog Devices, Inc.	58,918	18,316,428
Applied Materials, Inc.	95,128	30,661,657
Astera Labs, Inc. *	15,524	2,338,225
Broadcom, Inc.	547,673	181,444,065
Credo Technology Group Holding Ltd. *	17,554	2,199,165
Entegris, Inc.	17,825	2,104,598
First Solar, Inc. *	12,129	2,735,332
Intel Corp. *	513,522	23,863,367
KLA Corp.	15,704	22,424,370
Lam Research Corp.	148,946	34,772,933
Marvell Technology, Inc.	102,120	8,059,310
Microchip Technology, Inc.	64,199	4,873,988
Micron Technology, Inc.	132,674	55,043,789
Monolithic Power Systems, Inc.	5,463	6,141,231
NVIDIA Corp.	2,790,442	533,337,180
NXP Semiconductors NV (Netherlands)	28,716	6,493,836
ON Semiconductor Corp. *	47,718	2,857,831
QUALCOMM, Inc.	128,845	19,531,614
Teradyne, Inc.	18,554	4,472,442
Texas Instruments, Inc.	107,819	23,240,386
		1,030,421,432
Software — 8.9%
Adobe, Inc. *	49,705	14,575,991
AppLovin Corp., Class A *	25,263	11,952,178
Atlassian Corp., Class A *	19,748	2,333,819
Autodesk, Inc. *	25,247	6,384,209
Bentley Systems, Inc., Class B	15,857	556,898
Cadence Design Systems, Inc. *	32,260	9,560,574
Circle Internet Group, Inc. *	5,299	338,765
Crowdstrike Holdings, Inc., Class A *	28,574	12,612,706
Datadog, Inc., Class A *	36,427	4,710,740
Docusign, Inc. *	23,999	1,260,907
Dynatrace, Inc. *	35,197	1,340,654
Fair Isaac Corp. *	2,747	4,019,328
Fortinet, Inc. *	74,709	6,070,853
Gen Digital, Inc.	67,166	1,611,312

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
HubSpot, Inc. *	5,901	1,652,280
Intuit, Inc.	32,327	16,128,587
Microsoft Corp.	882,483	379,723,610
Oracle Corp.	199,999	32,915,835
Palantir Technologies, Inc., Class A *	258,906	37,953,031
Palo Alto Networks, Inc. *	81,973	14,506,762
PTC, Inc. *	14,118	2,204,243
Roper Technologies, Inc.	12,624	4,686,408
Salesforce, Inc.	109,817	23,313,051
ServiceNow, Inc. *	123,149	14,409,664
Strategy, Inc., Class A *	31,781	4,757,934
Synopsys, Inc. *	21,897	10,184,623
Trimble, Inc. *	28,253	1,909,903
Tyler Technologies, Inc. *	5,073	1,873,966
Workday, Inc., Class A *	25,610	4,497,884
Zoom Communications, Inc., Class A *	28,377	2,613,522
Zscaler, Inc. *	11,709	2,341,917
		633,002,154
Specialized REITs — 0.7%
American Tower Corp.	55,353	9,923,686
Crown Castle, Inc.	49,004	4,254,037
Digital Realty Trust, Inc.	37,765	6,267,102
Equinix, Inc.	11,600	9,522,788
Extra Space Storage, Inc.	24,259	3,347,014
Iron Mountain, Inc.	34,978	3,222,523
Public Storage	18,758	5,180,772
SBA Communications Corp.	12,781	2,353,110
VICI Properties, Inc., Class A	125,131	3,513,679
Weyerhaeuser Co.	81,904	2,111,485
		49,696,196
Specialty Retail — 1.7%
AutoZone, Inc. *	2,009	7,441,919
Best Buy Co., Inc.	23,025	1,498,928
Burlington Stores, Inc. *	7,411	2,192,618
Carvana Co. *	16,368	6,565,369
Home Depot, Inc. (The)	117,995	44,199,747
Lowe's Cos., Inc.	66,450	17,746,137
O'Reilly Automotive, Inc. *	99,865	9,827,715
Ross Stores, Inc.	37,819	7,134,554
TJX Cos., Inc. (The)	132,277	19,816,417
Tractor Supply Co.	60,227	3,064,350
Ulta Beauty, Inc. *	5,401	3,496,391
		122,984,145
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	1,761,651	457,113,201
Dell Technologies, Inc., Class C	36,510	4,178,204

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	155,919	3,355,377
HP, Inc.	111,400	2,165,616
NetApp, Inc.	22,776	2,194,468
Pure Storage, Inc., Class A *	36,427	2,533,134
Seagate Technology Holdings plc	24,186	9,860,390
Super Micro Computer, Inc. *	62,460	1,818,211
Western Digital Corp.	40,875	10,228,151
		493,446,752
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	12,477	2,177,237
NIKE, Inc., Class B	133,793	8,269,745
		10,446,982
Tobacco — 0.6%
Altria Group, Inc.	199,389	12,360,124
Philip Morris International, Inc.	184,570	33,119,241
		45,479,365
Trading Companies & Distributors — 0.4%
Fastenal Co.	135,554	5,877,622
Ferguson Enterprises, Inc.	23,759	5,998,197
United Rentals, Inc.	7,557	5,910,027
Watsco, Inc.	4,196	1,621,544
WW Grainger, Inc.	5,318	5,743,121
		25,150,511
Water Utilities — 0.0% ^
American Water Works Co., Inc.	23,095	2,982,257
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	56,954	11,231,898
Total Common Stocks (Cost $5,264,423,021)		7,072,841,845
	NO. OF RIGHTS
Rights — 0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	—
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (c) (d) (Cost $31,918,835)	31,918,835	31,918,835

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d) (Cost $2,356,082)	2,356,082	2,356,082
Total Short-Term Investments (Cost $34,274,917)		34,274,917
Total Investments — 100.0% (Cost $5,298,699,703)		7,107,116,762
Other Assets in Excess of Liabilities — 0.0% ^		778,726
NET ASSETS — 100.0%		7,107,895,488

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $2,463,196.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	103	03/20/2026	USD	35,881,338	301,636

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,072,841,845	$—	$—	$7,072,841,845
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	31,918,835	—	—	31,918,835
Investment of Cash Collateral from Securities Loaned	2,356,082	—	—	2,356,082
Total Short-Term Investments	34,274,917	—	—	34,274,917
Total Investments in Securities	$7,107,116,762	$—	$— (a)	$7,107,116,762
Appreciation in Other Financial Instruments
Futures Contracts	$301,636	$—	$—	$301,636

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$89,033,521	$12,289,063	$—	$—	$(1,593,573)	$99,729,011	326,029	$473,170	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)	2,278,524	59,985,362	59,907,804	—	—	2,356,082	2,356,082	123,331	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)	26,832,675	30,263,558	25,177,398	—	—	31,918,835	31,918,835	312,130	—
Total	$118,144,720	$102,537,983	$85,085,202	$—	$(1,593,573)	$134,003,928		$908,631	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.